PORTFOLIO OF INVESTMENTS
as of September 30, 2023 (Unaudited)

VOYA International High
Dividend Low Volatility Portfolio
Shares RA Value
Percentage
of Net
Assets
COMMON STOCK : 96 .6%
Australia : 7 .9%
84,831
Ampol Ltd.
$ 1,831,515
0 .6
233,377
ANZ Group Holdings Ltd.
3,827,774
1 .2
761,662
Aurizon Holdings Ltd.
1,703,015
0 .5
167,799
BHP Group Ltd. - Class DI
4,713,616
1 .5
198,414
Brambles Ltd.
1,822,738
0 .6
65,268
Glencore PLC
371,672
0 .1
84,047  Insurance Australia Group
Ltd.
304,885
0 .1
662,540
Medibank Pvt Ltd.
1,462,315
0 .5
177,133
QBE Insurance Group Ltd.
1,774,385
0 .6
32,682
Rio Tinto Ltd.
2,357,285
0 .7
167,086
Suncorp Group Ltd.
1,488,676
0 .5
456,474
Telstra Group Ltd.
1,127,785
0 .4
243,069
Transurban Group
1,975,097
0 .6
24,760,758
7 .9
Austria : 0 .2%
21,243
Erste Group Bank AG
733,667
0 .2
Belgium : 0 .2%
5,230
Solvay SA
577,964
0 .2
China : 0 .9%
757,000  BOC Hong Kong Holdings
Ltd.
2,066,512
0 .6
557,000  SITC International Holdings
Co. Ltd.
934,540
0 .3
3,001,052
0 .9
Denmark : 1 .3%
104,644
(1)
Danske Bank A/S
2,428,368
0 .8
88,382
Tryg A/S
1,617,336
0 .5
4,045,704
1 .3
Finland : 0 .3%
22,305
Elisa Oyj
1,034,353
0 .3
France : 6 .8%
5,464
(2)
Amundi SA
306,896
0 .1
19,681
AXA SA
583,913
0 .2
9,509
Bouygues SA
332,478
0 .1
56,110
Danone SA
3,094,902
1 .0
5,957
Dassault Aviation SA
1,122,001
0 .3
29,207
Edenred
1,827,074
0 .6
12,772
Eiffage SA
1,212,288
0 .4
69,435
Getlink SE
1,106,926
0 .3
9,142
(2)
La Francaise des Jeux
SAEM
296,929
0 .1
245,513
Orange SA
2,816,100
0 .9
63,029
Sanofi
6,767,756
2 .1
12,576
Thales SA
1,767,471
0 .6
2,772
Vinci SA
306,669
0 .1
21,541,403
6 .8
Germany : 5 .8%
23,266
Allianz SE
5,536,756
1 .8
38,530
BASF SE
1,744,058
0 .6
26,735  Bayerische Motoren Werke
AG
2,715,399
0 .9
77,806
Evonik Industries AG
1,419,196
0 .4
56,562
Mercedes-Benz Group AG
3,936,533
1 .2
Shares RA Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Germany (continued)
4,083  Muenchener
Rueckversicherungs-
Gesellschaft AG in
Muenchen
$ 1,590,136
0 .5
676,368  Telefonica Deutschland
Holding AG
1,209,732
0 .4
18,151,810
5 .8
Hong Kong : 3 .4%
240,500
CK Asset Holdings Ltd.
1,263,249
0 .4
87,500
CLP Holdings Ltd.
646,090
0 .2
823,000
Hang Lung Properties Ltd.
1,125,994
0 .3
27,200
Hang Seng Bank Ltd.
337,484
0 .1
784,000  HKT Trust & HKT Ltd. -
Stapled Security
817,532
0 .3
175,000  Hongkong Land Holdings
Ltd.
624,103
0 .2
27,000  Jardine Matheson Holdings
Ltd.
1,259,550
0 .4
298,100
Link REIT
1,457,570
0 .5
310,500
MTR Corp. Ltd.
1,226,604
0 .4
200,000
Power Assets Holdings Ltd.
965,901
0 .3
540,000
Sino Land Co. Ltd.
607,303
0 .2
198,000
Swire Properties Ltd.
411,784
0 .1
10,743,164
3 .4
Ireland : 0 .2%
65,554
Bank of Ireland Group PLC
640,831
0 .2
Israel : 3 .4%
5,828
Azrieli Group Ltd.
299,168
0 .1
257,580
Bank Hapoalim BM
2,294,936
0 .7
296,458
Bank Leumi Le-Israel BM
2,456,407
0 .8
3,910
Elbit Systems Ltd.
774,986
0 .2
227,500
ICL Group Ltd.
1,255,368
0 .4
382,175  Israel Discount Bank Ltd. -
Class A
2,071,446
0 .7
40,962
Mizrahi Tefahot Bank Ltd.
1,487,526
0 .5
10,639,837
3 .4
Italy : 5 .0%
66,912
Assicurazioni Generali SpA
1,365,835
0 .4
213,128
Eni SpA
3,423,648
1 .1
1,280,975
Intesa Sanpaolo SpA
3,280,857
1 .1
169,710  Mediobanca Banca di
Credito Finanziario SpA
2,237,474
0 .7
157,118
(2)
Poste Italiane SpA
1,649,946
0 .5
333,797
Snam SpA
1,566,267
0 .5
264,450  Terna - Rete Elettrica
Nazionale
1,989,045
0 .6
13,767
UniCredit SpA
328,018
0 .1
15,841,090
5 .0
Japan : 24 .6%
313,200
Asahi Kasei Corp.
1,971,429
0 .6
69,300
Astellas Pharma, Inc.
959,225
0 .3
45,800
Bridgestone Corp.
1,784,732
0 .6
96,000
Central Japan Railway Co.
2,334,528
0 .7
153,700  Chubu Electric Power Co.,
Inc.
1,956,584
0 .6
45,600
Dai Nippon Printing Co. Ltd.
1,186,428
0 .4
87,300  Daiwa House Industry Co.
Ltd.
2,343,080
0 .7

PORTFOLIO OF INVESTMENTS
as of September 30, 2023 (Unaudited) (continued)

VOYA International High
Dividend Low Volatility Portfolio
Shares RA Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Japan (continued)
612,200
ENEOS Holdings, Inc.
$ 2,409,704
0 .8
52,000  Hankyu Hanshin Holdings,
Inc.
1,774,274
0 .6
159,000
Honda Motor Co. Ltd.
1,788,702
0 .6
13,700
Idemitsu Kosan Co. Ltd.
314,074
0 .1
102,100
Inpex Corp.
1,531,330
0 .5
259,400
Japan Post Bank Co. Ltd.
2,257,259
0 .7
175,300  Japan Post Holdings Co.
Ltd.
1,402,425
0 .5
126,800
Japan Tobacco, Inc.
2,917,420
0 .9
38,100
Kajima Corp.
620,192
0 .2
33,700  Kansai Electric Power Co.,
Inc.
466,561
0 .2
121,000
Kirin Holdings Co. Ltd.
1,694,053
0 .5
30,700
(3)
McDonald's Holdings Co.
Japan Ltd.
1,173,026
0 .4
321,000  Mitsubishi Chemical Group
Corp.
2,022,322
0 .6
45,100
Mitsubishi HC Capital, Inc.
300,505
0 .1
63,900  MS&AD Insurance Group
Holdings, Inc.
2,338,377
0 .7
39,400
Nintendo Co. Ltd.
1,637,187
0 .5
1,424,900  Nippon Telegraph &
Telephone Corp.
1,686,562
0 .5
9,900
Nitto Denko Corp.
649,197
0 .2
19,000  Nomura Real Estate
Holdings, Inc.
477,006
0 .2
203,500
(3)
Obayashi Corp.
1,790,775
0 .6
432,900
Oji Holdings Corp.
1,821,306
0 .6
84,600  Ono Pharmaceutical Co.
Ltd.
1,622,491
0 .5
14,400
Oracle Corp. Japan
1,066,683
0 .3
110,300
Osaka Gas Co. Ltd.
1,814,975
0 .6
46,400
Otsuka Holdings Co. Ltd.
1,647,437
0 .5
31,300
Secom Co. Ltd.
2,123,417
0 .7
109,100
Sekisui House Ltd.
2,171,247
0 .7
128,800
Shimizu Corp.
894,682
0 .3
118,800
SoftBank Corp.
1,344,614
0 .4
50,900
(3)
Sompo Holdings, Inc.
2,181,410
0 .7
123,200
Subaru Corp.
2,395,560
0 .8
17,700  Sumitomo Mitsui Financial
Group, Inc.
869,531
0 .3
60,200  Sumitomo Mitsui Trust
Holdings, Inc.
2,266,352
0 .7
57,700
Taisei Corp.
2,030,809
0 .6
118,500  Takeda Pharmaceutical
Co. Ltd.
3,673,087
1 .2
51,400
Tobu Railway Co. Ltd.
1,321,061
0 .4
48,700
TOPPAN, Inc.
1,164,970
0 .4
153,300
Tosoh Corp.
1,965,474
0 .6
71,900
USS Co. Ltd.
1,188,604
0 .4
48,500
West Japan Railway Co.
2,006,970
0 .6
77,357,637
24 .6
Jordan : 0 .4%
49,045  Hikma Pharmaceuticals
PLC
1,245,416
0 .4
Netherlands : 6 .7%
134,062
(2)
ABN AMRO Bank NV
1,894,639
0 .6
46,153
ASR Nederland NV
1,726,913
0 .6
Shares RA Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Netherlands (continued)
60,048
Ferrovial SE
$ 1,834,887
0 .6
6,129
Heineken Holding NV
461,889
0 .1
12,764
JDE Peet's NV
356,531
0 .1
96,063  Koninklijke Ahold Delhaize
NV
2,895,309
0 .9
630,407
Koninklijke KPN NV
2,076,981
0 .7
58,071
NN Group NV
1,861,651
0 .6
40,637
OCI NV
1,129,998
0 .4
161,675
Shell PLC
5,124,194
1 .6
13,624
Wolters Kluwer NV
1,649,533
0 .5
21,012,525
6 .7
New Zealand : 0 .4%
66,171  Auckland International
Airport Ltd.
313,708
0 .1
280,058
Spark New Zealand Ltd.
806,244
0 .3
1,119,952
0 .4
Norway : 0 .2%
20,594
Aker BP ASA
568,643
0 .2
Singapore : 0 .2%
183,400  Singapore Technologies
Engineering Ltd.
523,397
0 .2
Spain : 5 .4%
30,572  ACS Actividades de
Construccion y Servicios
SA
1,099,054
0 .3
1,947
(2)
Aena SME SA
292,980
0 .1
613,686
CaixaBank SA
2,444,921
0 .8
70,571
Enagas SA
1,168,621
0 .4
15,125
Endesa SA
307,816
0 .1
398,513
Iberdrola SA
4,457,148
1 .4
51,831  Industria de Diseno Textil
SA
1,928,738
0 .6
108,144
Red Electrica Corp. SA
1,701,250
0 .5
167,876
Repsol SA
2,761,395
0 .9
198,618
Telefonica SA
811,423
0 .3
16,973,346
5 .4
Switzerland : 6 .7%
8,939  Banque Cantonale
Vaudoise
935,397
0 .3
47,992
Holcim AG
3,071,915
1 .0
84,066
Novartis AG, Reg
8,585,546
2 .7
6,021
Roche Holding AG
1,643,740
0 .5
3,877
Swisscom AG, Reg
2,302,125
0 .8
9,752
Zurich Insurance Group AG
4,462,083
1 .4
21,000,806
6 .7
United Kingdom : 15 .9%
477,370
Aviva PLC
2,259,482
0 .7
212,474
BAE Systems PLC
2,581,967
0 .8
994,572
BP PLC
6,410,985
2 .0
138,469  British American Tobacco
PLC
4,347,772
1 .4
202,798
Centrica PLC
381,448
0 .1
21,046
Compass Group PLC
512,296
0 .2
19,020
DCC PLC
1,064,928
0 .4
261,471
GSK PLC
4,731,032
1 .5
1,036,048
HSBC Holdings PLC
8,107,527
2 .6
113,713
Imperial Brands PLC
2,306,844
0 .7

PORTFOLIO OF INVESTMENTS
as of September 30, 2023 (Unaudited) (continued)

VOYA International High
Dividend Low Volatility Portfolio
Shares RA Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
United Kingdom (continued)
470,184  Legal & General Group
PLC
$ 1,268,722
0 .4
590,416
M&G PLC
1,414,595
0 .5
287,440
National Grid PLC
3,437,617
1 .1
581,795
NatWest Group PLC
1,664,268
0 .5
97,869
Pearson PLC
1,032,599
0 .3
266,412  Phoenix Group Holdings
PLC
1,561,338
0 .5
22,615  Reckitt Benckiser Group
PLC
1,594,836
0 .5
56,310
RELX PLC
1,899,907
0 .6
134,077
Sage Group PLC
1,613,480
0 .5
73,516
Smiths Group PLC
1,447,390
0 .5
113,206
Tesco PLC
364,128
0 .1
50,003,161
15 .9
United States : 0 .7%
21,131
Swiss Re AG
2,170,162
0 .7
Total Common Stock
(Cost $290,459,475)
303,686,678
96 .6
EXCHANGE-TRADED FUNDS : 1 .8%
116,578  iShares MSCI EAFE Value
ETF
5,704,162
1 .8
Total Exchange-Traded
Funds
(Cost $5,934,287)
5,704,162
1 .8
PREFERRED STOCK : 0 .5%
Germany : 0 .5%
22,851
Henkel AG & Co. KGaA
1,627,208
0 .5
Total Preferred Stock
(Cost $1,943,818)
1,627,208
0 .5
Total Long-Term
Investments
(Cost $298,337,580)
311,018,048
98 .9
Principal
Amount † RA Value
Percentage
of Net
Assets
SHORT-TERM INVESTMENTS : 1 .5%
Repurchase Agreements : 1 .5%
1,141,765
(4)
Citigroup Global Markets
Inc., Repurchase
Agreement dated
09/29/2023, 5.300%, due
10/02/2023 (Repurchase
Amount $1,142,262,
collateralized by various
U.S. Government/U.S.
Government Agency
Obligations, 0.000%-
7.087%, Market Value
plus accrued interest
$1,164,600, due
08/05/25-05/20/72)
1,141,765
0 .3
Principal
Amount† RA Value
Percentage
of Net
Assets
SHORT-TERM INVESTMENTS: (continued)
Repurchase Agreements (continued)
1,141,765
(4)
Daiwa Capital Markets,
Repurchase Agreement
dated 09/29/2023,
5.320%, due 10/02/2023
(Repurchase Amount
$1,142,264, collateralized
by various U.S.
Government/U.S.
Government Agency
Obligations, 0.000%-
7.000%, Market Value
plus accrued interest
$1,164,672, due
01/31/24-10/01/53)
$ 1,141,765
0 .4
210,372
(4)
HSBC Securities USA Inc.,
Repurchase Agreement
dated 09/29/2023,
5.300%, due 10/02/2023
(Repurchase Amount
$210,464, collateralized by
various U.S. Government
Agency Obligations,
1.500%-6.000%, Market
Value plus accrued
interest $214,579, due
01/01/36-09/01/53)
210,372
0 .1
1,141,765
(4)
MUFG Securities
Americas Inc., Repurchase
Agreement dated
09/29/2023, 5.300%, due
10/02/2023 (Repurchase
Amount $1,142,262,
collateralized by various
U.S. Government
Agency Obligations,
2.000%-6.000%, Market
Value plus accrued
interest $1,164,600, due
02/01/37-07/01/53)
1,141,765
0 .3

PORTFOLIO OF INVESTMENTS
as of September 30, 2023 (Unaudited) (continued)

VOYA International High
Dividend Low Volatility Portfolio
Principal
Amount† RA Value
Percentage
of Net
Assets
SHORT-TERM INVESTMENTS: (continued)
Repurchase Agreements (continued)
1,141,765
(4)
National Bank Financial,
Repurchase Agreement
dated 09/29/2023,
5.340%, due 10/02/2023
(Repurchase Amount
$1,142,266, collateralized
by various U.S.
Government Securities,
0.000%-4.750%, Market
Value plus accrued interest
$1,164,600, due 10/02/23)
$ 1,141,765
0 .4
Total Repurchase
Agreements
(Cost $4,777,432)
4,777,432
1 .5
Total Short-Term
Investments
(Cost $4,777,432)
4,777,432
1 .5
Total Investments in
Securities
(Cost $303,115,012) $ 315,795,480 100 .4
Liabilities in Excess of
Other Assets (1,283,633) ( 0 .4 )
Net Assets $ 314,511,847 100 .0
†
Unless otherwise indicated, principal amount is shown in USD.
(1)
Non-income producing security.
(2)
Securities with purchases pursuant to Rule 144A or section 4(a)(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualiﬁed institutional buyers.
(3)
Security, or a portion of the security, is on loan.
(4)
All or a portion of the security represents securities purchased with cash collateral received for securities on loan.
Sector Diversiﬁcation
Percentage
of Net Assets
Financials 27 .7%
Industrials 14 .5
Health Care 9 .8
Materials 8 .0
Energy 7 .7
Consumer Staples 6 .9
Consumer Discretionary 6 .7
Utilities 6 .6
Communication Services 5 .6
Real Estate 2 .7
Exchange-Traded Funds 1 .8
Information Technology 0 .9
Short-Term Investments 1 .5
Liabilities in Excess of Other Assets ( 0 .4 )
Net Assets 100 .0%
Portfolio holdings are subject to change daily.

PORTFOLIO OF INVESTMENTS
as of September 30, 2023 (Unaudited) (continued)

VOYA International High
Dividend Low Volatility Portfolio
Fair Value Measurements
The following is a summary of the fair valuations according to the inputs used as of September 30, 2023 in valuing the assets and liabilities:
Quoted Prices
in Active Markets
for Identical
Investments
(Level 1)
Signiﬁcant Other
Observable
Inputs #
(Level 2)
Signiﬁcant
Unobservable
Inputs
(Level 3)
Fair Value
at
September 30,
2023
Asset Table
Investments, at fair value
Common Stock
Australia $ — $ 24,760,758 $ — $ 24,760,758
Austria — 733,667 — 733,667
Belgium — 577,964 — 577,964
China — 3,001,052 — 3,001,052
Denmark — 4,045,704 — 4,045,704
Finland — 1,034,353 — 1,034,353
France — 21,541,403 — 21,541,403
Germany — 18,151,810 — 18,151,810
Hong Kong 1,259,550 9,483,614 — 10,743,164
Ireland — 640,831 — 640,831
Israel — 10,639,837 — 10,639,837
Italy — 15,841,090 — 15,841,090
Japan 1,173,026 76,184,611 — 77,357,637
Jordan — 1,245,416 — 1,245,416
Netherlands 356,531 20,655,994 — 21,012,525
New Zealand 313,708 806,244 — 1,119,952
Norway — 568,643 — 568,643
Singapore — 523,397 — 523,397
Spain — 16,973,346 — 16,973,346
Switzerland — 21,000,806 — 21,000,806
United Kingdom — 50,003,161 — 50,003,161
United States — 2,170,162 — 2,170,162
Total Common Stock 3,102,815 300,583,863 — 303,686,678
Exchange-Traded Funds 5,704,162 — — 5,704,162
Preferred Stock — 1,627,208 — 1,627,208
Short-Term Investments — 4,777,432 — 4,777,432
Total Investments, at fair value $ 8,806,977 $ 306,988,503 $ — $ 315,795,480
#
The earlier close of the foreign markets gives rise to the possibility that signiﬁcant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Fund may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a portion of the Fund’s investments are categorized as Level 2 investments.
Net unrealized appreciation consisted of:
Gross Unrealized Appreciation $ 27,867,430
Gross Unrealized Depreciation (15,186,962)
Net Unrealized Appreciation $ 12,680,468